Lines-of-Credit (Details) - USD ($)		1 Months Ended	9 Months Ended
	Apr. 02, 2018	Oct. 31, 2018	Sep. 30, 2018
Lines-of-Credit (Textual)
Line-of-credit borrowing capacity			$ 425,000
Outstanding bear interest rate			6.75%
Outstanding balance			$ 421,739
Line-of-credit maturity date	Jul. 31, 2019
Subsequent Event [Member]
Lines-of-Credit (Textual)
Line-of-credit		$ 100,000
Extended line of credit		$ 321,739
Line-of-credit maturity date		Apr. 30, 2019